Non-Cash Transactions - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non Cash Transactions [abstract]
Capitalized financial costs	R$ 71	R$ 142	R$ 159